EXPLORATION AND EVALUATION ASSETS (Details Narrative)	12 Months Ended
Jan. 31, 2020
Statement [Line Items]
Description of interests in mining claims and NSR	The Company has certain interests in 108 patented and unpatented lode mining claims located in Lander County, Nevada, subject to net smelter returns (“NSR”) on production ranging from 4% to 10%, and which certain leases provide for advanced royalty payments
Norma Sass Property [Member]
Statement [Line Items]
Description of ownership interest and expenditures incurred on claims	The Company holds a 100% interest in the 36 Norma Sass mining claims located in Lander County, Nevada. Expenditures incurred on the Ruf claims have been classified to Ruf and Norma Sass claims in the exploration expenditure table
Ownership interest percentage	100.00%
JDN Hilltop Crest [Member]
Statement [Line Items]
Description of ownership interest and expenditures incurred on claims	The Company holds a 100% interest in 27 claims in the Hilltop District, Lander County, Nevada. Expenditures incurred on the Ruf claims have been classified to JDN and Eagle claims in the exploration expenditure table
Ownership interest percentage	100.00%
Eagle Claims [Member]
Statement [Line Items]
Description of ownership interest and expenditures incurred on claims	The Company holds a 100% interest in 45 claims in the Eagle Claims situated in the Shoshone Range, Lander County, Nevada. Expenditures incurred on the Ruf claims have been classified to JDN and Eagle claims in the exploration expenditure table
Ownership interest percentage	100.00%